Derivative Instruments (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Rate Contracts [Member] | Other Noninterest Income Expense [Member] | Fair Value Hedges [Member]
Summary of gains (losses) recognized in earnings for fair value hedges, other economic hedges and customer-related positions
Gains (Losses) Recognized in Earnings	$ (36)	$ (31)	$ (27)
Futures and Forwards Interest Rate Contract [Member] | Mortgage Banking Revenue [Member] | Other Economic Hedges [Member]
Summary of gains (losses) recognized in earnings for fair value hedges, other economic hedges and customer-related positions
Gains (Losses) Recognized in Earnings	23	831	184
Purchased and Written Options Interest Rate Contract [Member] | Other Noninterest Income Expense [Member]
Summary of gains (losses) recognized in earnings for fair value hedges, other economic hedges and customer-related positions
Gains (Losses) Recognized in Earnings		1	(1)
Purchased and Written Options Interest Rate Contract [Member] | Mortgage Banking Revenue [Member] | Other Economic Hedges [Member]
Summary of gains (losses) recognized in earnings for fair value hedges, other economic hedges and customer-related positions
Gains (Losses) Recognized in Earnings	456	425	300
Purchased and Written Options Foreign Exchange Rate Contract [Member] | Commercial Products Revenue [Member]
Summary of gains (losses) recognized in earnings for fair value hedges, other economic hedges and customer-related positions
Gains (Losses) Recognized in Earnings		1	1
Receive Fixed Pay Floating Swaps Interest Rate Contract [Member] | Other Noninterest Income Expense [Member]
Summary of gains (losses) recognized in earnings for fair value hedges, other economic hedges and customer-related positions
Gains (Losses) Recognized in Earnings	302	201	(658)
Receive Fixed Pay Floating Swaps Interest Rate Contract [Member] | Mortgage Banking Revenue [Member] | Other Economic Hedges [Member]
Summary of gains (losses) recognized in earnings for fair value hedges, other economic hedges and customer-related positions
Gains (Losses) Recognized in Earnings	518
Interest Rate Contract [Member] | Other Noninterest Income Expense [Member]
Summary of gains (losses) recognized in earnings for fair value hedges, other economic hedges and customer-related positions
Gains (Losses) Recognized in Earnings	(317)	(196)	696
Interest Rate Contract [Member] | Mortgage Banking Revenue [Member] | Other Economic Hedges [Member]
Summary of gains (losses) recognized in earnings for fair value hedges, other economic hedges and customer-related positions
Gains (Losses) Recognized in Earnings	1
Foreign exchange cross-currency swaps [Member] | Other Noninterest Income Expense [Member] | Fair Value Hedges [Member]
Summary of gains (losses) recognized in earnings for fair value hedges, other economic hedges and customer-related positions
Gains (Losses) Recognized in Earnings	(69)	(193)	115
Forwards Spots and Swaps Foreign Exchange Contract [Member] | Commercial Products Revenue [Member]
Summary of gains (losses) recognized in earnings for fair value hedges, other economic hedges and customer-related positions
Gains (Losses) Recognized in Earnings	53	49	49
Equity Contract [Member] | Compensation Expense [Member] | Other Economic Hedges [Member]
Summary of gains (losses) recognized in earnings for fair value hedges, other economic hedges and customer-related positions
Gains (Losses) Recognized in Earnings	1	1	(22)
Credit Risk Contract [Member] | Other Noninterest Income Expense [Member] | Other Economic Hedges [Member]
Summary of gains (losses) recognized in earnings for fair value hedges, other economic hedges and customer-related positions
Gains (Losses) Recognized in Earnings		(6)	29
Foreign Exchange Forward Contract [Member] | Commercial Products Revenue [Member] | Other Economic Hedges [Member]
Summary of gains (losses) recognized in earnings for fair value hedges, other economic hedges and customer-related positions
Gains (Losses) Recognized in Earnings	$ (81)	$ (16)	$ (46)